DISCONTINUED OPERATIONS (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Oct. 17, 2019
DISCONTINUED OPERATIONS
Other receivables			$ 4,024,651	$ 3,894,011
Additional paid-in capital		$ 43,339,412	42,803,033	40,759,807
Total current assets			0	2,720,825
Jinkailong
DISCONTINUED OPERATIONS
Additional paid-in capital			0
Discontinued operations, abandonment | Online Lending Business
DISCONTINUED OPERATIONS
Accounts receivable					$ 143,668
Other receivables					3,760,599
Prepayments for impaired intangible assets					$ 143,943
Provision for doubtful accounts	$ 4,048,210
Prepayments, other receivables and other assets, net			0	393,348
Property and equipment, net			0	5,592
Total Asset			0	398,940
Discontinued operations, abandonment | Jinkailong
DISCONTINUED OPERATIONS
Additional paid-in capital		$ 0	42,803,033
Discontinued operations, abandonment | Jinkailong | Deconsolidation of Jinkailong
DISCONTINUED OPERATIONS
Accounts receivable			0	935,164
Prepayments, other receivables and other assets, net			0	1,245,195
Property and equipment, net			0	448,816
Total current assets			0	2,327,477
Total Asset			$ 0	$ 7,450,696